RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Interest Rate Risk | Sensitivity 100 bps
RISK MANAGEMENT
Assets	$ 1,060,949	$ 859,122	$ 84,883	$ 77,106
Liabilities	545,911	419,027	71,737	55,786
Net	$ 515,038	440,095	$ 13,146	$ 21,320
Equity price risk
RISK MANAGEMENT
Percentage of increase in market value of investments	13.00%
Fair value	$ 56,607	$ 49,925
Delta, decrease in measurement input	14.70%	14.70%	14.70%	14.70%
Sensitivity (decrease in value)	$ 8,321	$ 7,339
Structural equity investments market value	$ 57,000	$ 48,000